21. Financial Risks: Schedule of contractual obligations (Details) - CAD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Not later than one year
Accounts payable and accrued liabilities	$ 1,024,134
Payables to related parties	86,616
Loans payable in default	29,921
Non-current derivative financial liabilities	1,922,246
Financial liabilities	820,612
Later than one year and not later than three years
Accounts payable and accrued liabilities	0
Payables to related parties	0
Loans payable in default	31,107
Non-current derivative financial liabilities	0
Financial liabilities	0
Later than three years and not later than five years
Accounts payable and accrued liabilities	0
Payables to related parties	0
Loans payable in default	0
Non-current derivative financial liabilities	0
Financial liabilities	0
Accounts payable and accrued liabilities	1,024,134	$ 1,182,449	$ 262,125
Payables to related parties	86,616
Loans payable in default	61,028
Non-current derivative financial liabilities	1,922,246
Financial liabilities	$ 820,612